[logo] PIONEER
       Investments(R)







                                                 July 05, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Select Value Fund (the "Fund")
     (File Nos. 333-113616; 811-21530)
     CIK No. 0001283001

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus relating to the offering of the Fund's Class A, Class B and Class C shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 3 to the Fund's registration statement on Form N-1A filed electronically (Accession No.0001283001-07-000006) on June 28, 2007.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4575.
                                                 Very truly yours,


                                                 /s/ Peter A. Pizzi
                                                     Peter A. Pizzi




cc:  Mr. Christopher P. Harvey








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."